Financial information of the parent company (Details 2) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ (1,308,511)	$ 1,417,419
Adjustments to reconcile net income to cash used in operating activities:
Net cash used in operating activities	(789,812)	(944,337)
CHANGES IN CASH	55,510	(171,778)
CASH, BEGINNING OF THE PERIOD	120,367	268,102	$ 268,102
CASH, END OF THE PERIOD	175,877	96,324	120,367	$ 268,102
Cdt Environmental Technology Investment Holdings Limited And Subsidiaries [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income			1,406,282	7,024,054	$ 5,242,789
Adjustments to reconcile net income to cash used in operating activities:
Net cash used in operating activities			(1,987,028)	(3,132,666)	(4,472,780)
CHANGES IN CASH			(143,723)	68,238	(935,098)
CASH, BEGINNING OF THE PERIOD	128,379	268,102	268,102	199,864	1,134,962
CASH, END OF THE PERIOD			128,379	268,102	199,864
Parent Company [Member] | Cdt Environmental Technology Investment Holdings Limited And Subsidiaries [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income			1,453,191	7,417,705	5,782,018
Adjustments to reconcile net income to cash used in operating activities:
Equity income of subsidiaries			(1,453,191)	(7,417,705)	(5,782,018)
Net cash used in operating activities
CHANGES IN CASH
CASH, BEGINNING OF THE PERIOD
CASH, END OF THE PERIOD